Intangible assets and goodwill - Goodwill and intangible assets with indefinite useful Life (Details) - EUR (€)	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of geographic region
Goodwill	€ 12,209,606,000		€ 12,103,921,000
Intangible assets other than goodwill	681,331,000		683,058,000
Goodwill
Disclosure of geographic region
Intangible assets other than goodwill	12,209,606,000	€ 12,103,921,000		€ 12,955,574,000
Intangible assets
Disclosure of geographic region
Intangible assets other than goodwill	1,670,006,000	1,563,834,000	1,563,834,000	1,699,919,000
Management contracts
Disclosure of geographic region
Intangible assets other than goodwill	3,134,000	3,038,000	3,038,000	3,318,000
Tradename
Disclosure of geographic region
Intangible assets other than goodwill	182,901,000	€ 174,689,000	174,689,000	€ 198,692,000
North America | Goodwill
Disclosure of geographic region
Goodwill	10,128,309,000		10,152,243,000
North America | Management contracts
Disclosure of geographic region
Intangible assets other than goodwill	0		0
North America | Tradename
Disclosure of geographic region
Intangible assets other than goodwill	182,329,000		174,074,000
EMEA | Goodwill
Disclosure of geographic region
Goodwill	1,282,632,000		1,226,983,000
EMEA | Management contracts
Disclosure of geographic region
Intangible assets other than goodwill	0		0
EMEA | Tradename
Disclosure of geographic region
Intangible assets other than goodwill	0		0
Asia Pacific | Goodwill
Disclosure of geographic region
Goodwill	662,097,000		641,271,000
Asia Pacific | Management contracts
Disclosure of geographic region
Intangible assets other than goodwill	3,134,000		3,038,000
Asia Pacific | Tradename
Disclosure of geographic region
Intangible assets other than goodwill	0		0
Latin America | Goodwill
Disclosure of geographic region
Goodwill	136,568,000		83,424,000
Latin America | Management contracts
Disclosure of geographic region
Intangible assets other than goodwill	0		0
Latin America | Tradename
Disclosure of geographic region
Intangible assets other than goodwill	€ 572,000		€ 615,000